MoA Inflation Focused Bond Fund Expense Example - MoA Inflation Focused Bond Fund - MoA Inflation Focused Bond Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 374